DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended		8 Months Ended	12 Months Ended
	Oct. 23, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Apr. 30, 2019
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued for exercise of warrants		$ 194,798			$ 53,724
Aggregate purchase price		1,050	$ 6,125	$ 7,494	6,439
Cash proceeds from exercise of warrants		82,016			30,692
Common stock issued in recapitalization, net of redemptions and transaction costs					644,589
Capital assets exchanged for equity					23,200
Cash received in recapitalization, net of transaction costs					701,520
Cash and cash equivalents		587,043		2,159	629,761
Accumulated deficit		259,652		10,391	134,441
Net loss		125,211	$ 11,865	$ 10,391	$ 124,050
Subsequent Event [Member]
Business Acquisition [Line Items]
Cash proceeds from exercise of warrants		$ 82,000
GM
Business Acquisition [Line Items]
Amounts due to related parties converted to equity	$ 5,900
Note Payable | GM
Business Acquisition [Line Items]
Conversion of note payable to equity	20,800
Convertible Note | GM
Business Acquisition [Line Items]
Conversion of note payable to equity	$ 5,000
Class A common stock
Business Acquisition [Line Items]
Shares issued upon notes conversion	4